Related Party Transactions	3 Months Ended
Mar. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
During the three months ended March 31, 2017 and 2016, the Company incurred construction-related costs on behalf of its unconsolidated joint ventures totaling $2.3 million and $2.7 million, respectively. As of March 31, 2017 and December 31, 2016, $0.1 million and $0.2 million, respectively, are included in due from affiliates in the accompanying condensed consolidated balance sheets.
The Company has entered into agreements with its unconsolidated joint ventures to provide management services related to the underlying projects (collectively referred to as the “Management Agreements”). Pursuant to the Management Agreements, the Company receives a management fee based on each project’s revenues. During the three months ended March 31, 2017 and 2016, the Company earned $1.2 million and $2.2 million, respectively, in management fees, which have been recorded as fee building revenue in the accompanying condensed consolidated statements of operations. As of March 31, 2017 and December 31, 2016, $0.1 million and $0.6 million, respectively, of management fees are included in due from affiliates in the accompanying condensed consolidated balance sheets.
One member of the Company's board of directors beneficially owns more than 10% of the Company's outstanding common stock through an affiliated entity and is also affiliated with an entity that has investments in two of the Company's unconsolidated joint ventures. As of March 31, 2017, the Company's investment in these two unconsolidated joint ventures totaled $11.3 million.
TL Fab LP, an affiliate of Paul Heeschen, one of the Company's non-employee directors, was engaged by the Company and some of its unconsolidated joint ventures as a trade contractor to provide metal fabrication services. For the three months ended March 31, 2017 and 2016, the Company incurred $0.1 million and $0.1 million, respectively, for these services. The Company's unconsolidated joint ventures incurred $0.3 million and $0.2 million, respectively, for these services. Of these costs, $101,000 and $33,000 was due to TL Fab LP from the Company at March 31, 2017 and December 31, 2016, respectively, and $161,000 and $14,000 was due to TL Fab LP from the Company's unconsolidated joint ventures at March 31, 2017 and December 31, 2016, respectively.
In its ordinary course of business, the Company enters into agreements to purchase lots from unconsolidated land development joint ventures of which it is a member. In accordance with ASC 360-20, Property, Plant and Equipment - Real Estate Sales ("ASC 360-20"), the Company defers its portion of the underlying gain from the joint venture's sale of these lots. When the Company purchases lots directly from the joint venture, the deferred gain is recorded as a reduction to the Company's land basis on the purchased lots. In certain instances, a third party may purchase lots from our unconsolidated joint ventures with the intent to finish the lots. Then, the Company has an option to acquire these finished lots from the third party. In these instances, the Company defers its portion of the underlying gain and records the deferred gain as deferred profit from unconsolidated joint ventures included in accrued expenses and other liabilities in the accompanying condensed consolidated balance sheets. Once the lot is purchased by the Company, the pro-rata share of the previously deferred profit is recorded as a reduction to the Company's land basis in the purchased lots. In both instances, the gain is ultimately recognized when the Company delivers lots to third-party home buyers at the time of the home closing. At March 31, 2017 and December 31, 2016, $0.5 million and $0.6 million, respectively, of deferred gain from lot sale transactions is included in accrued expenses and other liabilities in the accompanying condensed consolidated balance sheets as deferred profit from unconsolidated joint ventures. In addition, at March 31, 2017 and December 31, 2016, $0.8 million and $0.7 million, respectively, of deferred gain from lot sale transactions remained unrecognized and included as a reduction to land basis in the accompanying condensed consolidated balance sheets.
The Company’s land purchase agreement with one of its unconsolidated joint ventures, TNHC-HW Cannery LLC ("TNHC-HW Cannery"), requires profit participation payments due upon the closing of each home.  Payment amounts are calculated based upon a percentage of estimated net profits and are due every 90 days after the first home closing.  During the three months ended March 31, 2017, the Company was refunded $0.2 million from TNHC-HW Cannery for profit participation overpayments from prior periods due to a modification of the underlying calculation related to profit participation, and as of March 31, 2017, no profit participation was due to TNHC-HW Cannery. Also per the purchase agreement, the Company is due $0.1 million in fee credits from TNHC-HW Cannery LLC at March 31, 2017 which is included in due from affiliates in the accompanying condensed consolidated balance sheets. As of December 31, 2016, $0.2 million of profit participation overpayments and $0.1 million in fee credits was due to the Company from TNHC-HW Cannery and included in due from affiliates in the accompanying consolidated balance sheets.
On June 29, 2015, the Company formed a new unconsolidated joint venture and received capital credit in excess of our contributed land basis. As a result, the Company recognized $1.6 million in equity in net income of unconsolidated joint ventures and deferred $0.4 million in profit from unconsolidated joint ventures related to this transaction for the year ended December 31, 2015. During the three months ended March 31, 2017 and 2016, $34,000 and $0, respectively, of the previously deferred revenue was recognized as equity in net income (loss) of unconsolidated joint ventures, and at March 31, 2017 $0.3 million remained unrecognized and included in accrued expenses and other liabilities in the accompanying condensed consolidated balance sheets.
On January 15, 2016, the Company entered into an assignment and assumption of membership interest agreement (the “Buyout Agreement”) for its partner's interest in the TNHC San Juan LLC unconsolidated joint venture. Per the terms of the Buyout Agreement, the Company contributed $20.6 million to the joint venture, and the joint venture made a liquidating cash distribution to our partner for the same amount in exchange for its membership interest. Prior to the buyout, the Company accounted for its investment in TNHC San Juan LLC as an equity method investment. After the buyout, TNHC San Juan LLC is now a wholly owned subsidiary of the Company.
As of March 31, 2017 and December 31, 2016, the Company had advances outstanding of approximately $6.0 million and $4.0 million, respectively, to an unconsolidated joint venture, Encore McKinley Village. The note bears interest at 10% per annum and matures on October 31, 2017, with the right to extend to October 31, 2018. For the three months ended March 31, 2017, the Company earned $0.1 million in interest income on the unsecured promissory note which is included in equity in net income of unconsolidated joint ventures in the accompanying condensed consolidated statements of operations. As of March 31, 2017 and December 31, 2016, $0.2 million and $44,000 of interest income was due to the Company and included in due from affiliates in the accompanying condensed consolidated balance sheets.
On February 17, 2017 (the "Transition Date"), the Company entered into a consulting agreement that transitioned Mr. Stelmar's role from that of Chief Investment Officer to a non-employee consultant to the Company. While an employee of the Company, Mr. Stelmar served as an employee director of the Company's Board of Directors. The agreement also provides that effective upon Mr. Stelmar's termination of employment, he shall become a non-employee director and shall receive the compensation and be subject to the requirements of a non-employee director pursuant to the Company's policies. For his consulting services, Mr. Stelmar will be compensated $16,800 per month for a term of one year from the Transition Date with the option to extend the agreement one year on each anniversary of the Transition Date if mutually consented to by the parties. Either party may terminate the agreement at any time for any or no reason. Additionally, Mr. Stelmar's outstanding restricted stock unit equity award will continue to vest in accordance with its original terms based on his continued provision of consulting services rather than continued employment. At March 31, 2017, $16,800 in fees was due Mr. Stelmar for his consulting services.